Net Sales (Details) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Sep. 30, 2013 USD ($)	Jun. 30, 2013 USD ($)	Mar. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)
Number of Reportable Segments									3
Net sales	$ 719,041	$ 708,240	$ 765,225	$ 730,114	$ 753,658	$ 704,018	$ 761,010	$ 732,084	$ 2,922,620	$ 2,950,770	$ 2,928,429
Sales Revenue, Segment [Member]
Concentration Risk, Percentage											11.00%
Operating Segments [Member] | Dental Consumables, Endodontic and Dental Laboratory Businesses
Net sales									1,308,856	1,346,082	$ 1,322,200
Operating Segments [Member] | Healthcare, Orthodontic and Implant Businesses
Net sales									1,067,497	1,059,913	1,055,739
Operating Segments [Member] | Select Developed and Emerging Markets Businesses
Net sales									$ 546,267	$ 544,775	$ 550,490